Note 7 - Stockholders' Equity (Deficit) (Details Textual) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2019	Jun. 19, 2019	Nov. 01, 2018	Jul. 16, 2018	Jul. 13, 2018	Jul. 12, 2018	Feb. 16, 2018	Feb. 14, 2018	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 28, 2019	Aug. 22, 2018	Jan. 31, 2015
Preferred Stock, Shares Authorized										5,000,000			5,000,000		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share							$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued, Total										44,923			44,923		45,671	0
Debt Conversion, Original Debt, Amount														$ 38,000,000	$ 42,794,000
Preferred Stock, Shares Outstanding, Ending Balance										44,923			44,923		45,671	0
Proceeds from Issuance or Sale of Equity, Net	$ 3,800,000		$ 10,200,000		$ 3	$ 3,000,000	$ 15,500,000						$ 8,000,000
Preferred Stock Deemed Dividend Arising from Beneficial Conversion Feature														5,216,000	$ 5,216,000
Common Stock, Shares Authorized										100,000,000			100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share										$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding, Ending Balance										10,342,179			10,342,179		3,492,200	83,360
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,797,900
Class of Warrant or Right, Outstanding										2,753,999			2,753,999		4,757,539	5,380
Proceeds from Warrant Exercises													$ 7,993,000	581,000	$ 581,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													0		0
Share-based Payment Arrangement, Expense, Tax Benefit										$ 0	$ 0		$ 0	0	$ 0	$ 0
Share Price										$ 0.83			$ 0.83		$ 3
Common Stock, Shares, Issued, Total										10,342,179			10,342,179		3,492,200	83,360
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total										$ 142,000			$ 142,000		$ 430,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition													1 year		1 year 109 days
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total										$ 3,600,000			$ 3,600,000		$ 4,300,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition													2 years		2 years 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance										941,568			941,568		294,066	509
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Fair Value										$ 782,000			$ 782,000		$ 900,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value													$ 110,000	$ 1,000	$ 1,500	$ 97,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 1.24	$ 15.80	$ 15	$ 1,144.10
Minimum [Member] | Common Stock Options [ member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent													100.00%		100.00%
Minimum [Member] | Common Stock Options [ member] | Stockholder with More than 10% Voting Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent												110.00%			110.00%
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													3 years		3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													4 years		4 years
The 2015 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			3,300
Share-based Compensation Arrangement by Share-based Payment Award, Additional Shares Reserved for Issuance, Annual																			4,225
Share-based Compensation Arrangement by Share-based Payment Award, Additional Shares Reserved for Issuance, Percentage on Shares Outstanding																			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		800,000													300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										68,954			68,954		12,668
Officer and Director Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	40,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										37,056			37,056
Stock Issued During Period, Shares, Employee Stock Purchase Plans													18,543		4,401
Common Stock Warrants, Issued with Series E Convertible Preferred Stock [Member]
Class of Warrant or Right, Securities Called as Percentage of Convertible Preferred Stock Shares										50.00%			50.00%		50.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												5,380
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 5,040			$ 5,040
Class of Warrant or Right, Outstanding															5,380
Common Stock Warrants, Issued with Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,797,900			1,768,850			1,768,850		1,768,850
Common Stock Warrants, Issued with Series B Preferred Stock, Warrant One [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4
Class of Warrant or Right, Number of Warrants Issued for Each Share of Preferred Stock							1
Class of Warrant or Right, Contingent Expiration Period Following Initial Exercise Date							7 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							50
Common Stock Warrants, Issued with Series B Preferred Stock, Warrant Two [Member]
Class of Warrant or Right, Number of Warrants Issued for Each Share of Preferred Stock							1
Class of Warrant or Right, Contingent Expiration Period Following Initial Exercise Date							7 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							50
Class of Warrant or Right, Expiration Period Following FDA Clearance							60 days
Common Stock Warrants [Member] | Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]
Stock Issued During Period, Shares, New Issues				216,618
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				108,309	108,309	108,309									108,309
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 15.80	$ 15.80	$ 15.80
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1		1
Common Stock Warrants [Member] | November Public Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,875,000							876,840			876,840
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Class of Warrant or Right, Outstanding															28,750,000
Class of Warrant or Right, Exercised													1,998,079
Proceeds from Warrant Exercises													$ 8,000,000
Preferred Stock Warrants [Member] | November Public Offering [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			250
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			728,500								216,618		3,813,559			23,452
Stock Issued During Period, Shares, Employee Stock Purchase Plans										10,947	209		18,735	209	4,401
Common Stock [Member] | Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]
Stock Issued During Period, Shares, New Issues					216,618	216,618								216,618	216,618
Common Stock [Member] | November Public Offering [Member]
Stock Issued During Period, Shares, New Issues			728,500												728,500
Conversion of Series B Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted													1,523
Conversion of Stock, Shares Issued													380,750
Conversion of Series B Preferred Stock into Common Stock [Member] | Common Stock [Member]
Conversion of Stock, Shares Issued															813,900
Conversion of Series C Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted													2,170
Conversion of Stock, Shares Issued													542,500
Conversion of Series C Preferred Stock into Common Stock [Member] | Common Stock [Member]
Conversion of Stock, Shares Issued															1,604,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance										44,745			44,745		41,800
Dividends, Preferred Stock, Total										$ 895,000	$ 836,000		$ 2,700,000	$ 2,100,000
Stock Issued During Period, Shares, New Issues							41,800
Series A Preferred Stock [Member] | CRG [Member]
Preferred Stock Dividends, Shares									2,945
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share							$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance										178			178		1,701
Stock Issued During Period, Shares, New Issues							17,979
Preferred Stock Deemed Dividend Arising from Beneficial Conversion Feature							$ 5,200,000
Series B Preferred Stock [Member] | Conversion of Series B Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted															16,278
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance															2,170
Stock Issued During Period, Shares, New Issues			8,586
Proceeds from Issuance or Sale of Equity, Net			$ 10,200,000
Series C Preferred Stock [Member] | November Public Offering [Member]
Stock Issued During Period, Shares, New Issues			8,586
Proceeds from Issuance or Sale of Equity, Net			$ 10,200,000
Series C Preferred Stock [Member] | Conversion of Series C Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted															6,416
Conversion of Principal Amount of Senior Secured Loan to Newly Authorized Series A Preferred Stock [Member] | Series A Preferred Stock [Member]
Convertible Preferred Stock, Shares of Common Stock Issuable on Conversion							2,090,000	2,090,000
Preferred Stock, Dividend Rate, Percentage								8.00%
CRG [Member] | Conversion of Principal Amount of Senior Secured Loan to Newly Authorized Series A Preferred Stock [Member]
Debt Conversion, Original Debt, Amount							$ 38,000,000	$ 38,000,000
Debt Conversion, Fees and Prepayment Premium Amount								3,800,000
Debt Conversion, Converted Instrument, Amount							$ 41,800,000	$ 41,800,000